Financial instruments with preferred rights - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥)
Accumulated losses
Disclosure of financial instruments with preferred rights reorganization [Line Items]
Transfer of accumulated fair value change due to own credit risk of financial instruments with preferred rights upon conversion	¥ (27,355)